Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cash Flow from Operating Activities:
Net income	[1]	$ 549,501	$ 688,374	$ 497,840
Reconciliation of net income to net cash provided by operating activities:
Depreciation, amortization and impairment		224,535	208,830	198,409
Amortization of debt issuance cost		564	548	144
Equity-based compensation expense		71,807	54,249	42,434
Gain from sale of a business		(10,000)	(226,410)	0
Deferred income taxes		(3,292)	(50,605)	30,239
Loss from short-term interest-bearing investments		2,728	1,726	0
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net		(64,978)	(69,051)	134,584
Prepaid expenses and other current assets		(3,527)	(17,041)	(10,815)
Other noncurrent assets		19,760	(50,038)	(23,329)
Lease assets and liabilities, net		1,394	9,630	(7,881)
Accounts payable, accrued expenses and accrued personnel		(83,932)	122,224	(190,354)
Deferred revenue		(22,456)	193,655	(15,184)
Income taxes payable, net		15,648	26,814	(9,281)
Other noncurrent liabilities		58,967	32,902	11,330
Net cash provided by operating activities		756,719	925,807	658,136
Cash Flow from Investing Activities:
Purchase of property and equipment, net	[2]	(227,219)	(210,438)	(205,510)
Proceeds from sale of short-term interest-bearing investments		21,948	18,205	0
Purchase of short-term interest-bearing investments		(34,275)	(276,978)	(753)
Net cash paid for business and intangible assets acquisitions		(24,430)	(142,697)	(249,358)
Net cash received from sale of a business		10,000	288,990	0
Other		(8,525)	(6,082)	(6,104)
Net cash used in investing activities		(262,501)	(329,000)	(461,725)
Cash Flow from Financing Activities:
Borrowings under financing arrangements		0	0	450,000
Payments under financing arrangements		0	(100,000)	(350,000)
Proceeds from issuance of debt, net		0	0	643,919
Repurchase of shares		(508,472)	(679,996)	(360,912)
Proceeds from employee stock option exercises		82,924	89,056	97,850
Payments of dividends		(186,073)	(177,472)	(164,061)
Payment of contingent consideration from a business acquisition		(18,284)	(2,519)	(1,411)
Other		0	0	(240)
Net cash (used in) provided by financing activities		(629,905)	(870,931)	315,145
Net (decrease) increase in cash and cash equivalents		(135,687)	(274,124)	511,556
Cash and cash equivalents at beginning of year		709,064	983,188	471,632
Cash and cash equivalents at end of year		573,377	709,064	983,188
Cash paid for:
Income taxes, net of refunds		80,419	146,442	45,398
Interest	[3]	$ 16,741	$ 19,371	$ 5,392

[1]	In fiscal years 2022, 2021 and 2020, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.
[2]	The amounts under “Purchase of property and equipment, net,” include proceeds from sale of property and equipment of $521, $328, and $194 for the years ended September 30, 2022, 2021 and 2020, respectively
[3]	The amounts under “Interest” include payments of interest to financial institution, tax authorities and other.